Document And Entity Information	Apr. 25, 2023
Document Information [Line Items]
Entity, Registrant Name	FIRST COMMUNITY BANKSHARES, INC.
Document, Type	8-K
Document, Period End Date	Apr. 25, 2023
Entity, Incorporation, State or Country Code	VA
Entity, File Number	000-19297
Entity, Tax Identification Number	55-0694814
Entity, Address, Address Line One	P.O. Box 989
Entity, Address, City or Town	Bluefield
Entity, Address, State or Province	VA
Entity, Address, Postal Zip Code	24605-0989
City Area Code	276
Local Phone Number	326-9000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FCBC
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000859070